IFRS 7 - Disclosure - Credit Risk - Summary of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
Credit Risk [line items]
Past due loans	$ 2,506	$ 2,257
Residential mortgages [member]
Credit Risk [line items]
Past due loans	1,251	1,239
Personal [member]
Credit Risk [line items]
Past due loans	289	251
Credit card [member]
Credit Risk [line items]
Past due loans	505	440
Business and government [member]
Credit Risk [line items]
Past due loans	461	$ 327
Later than one months and not later than three months [member]
Credit Risk [line items]
Past due loans	2,305
Later than one months and not later than three months [member] | Residential mortgages [member]
Credit Risk [line items]
Past due loans	1,251
Later than one months and not later than three months [member] | Personal [member]
Credit Risk [line items]
Past due loans	289
Later than one months and not later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	304
Later than one months and not later than three months [member] | Business and government [member]
Credit Risk [line items]
Past due loans	461
Later than three months [member]
Credit Risk [line items]
Past due loans	201
Later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	$ 201